Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Warranty accrual
Activity related to the warranty accrual was as follows (in thousands):

	Three Months Ended		Six Months Ended
	March 26, 2022	March 27, 2021	March 26, 2022	March 27, 2021
Balance at beginning of period	$3,970	$—	$3,735	$—
Provision	452	—	1,373	—
Warranty usage	(32)	—	(718)	—

Balance at end of period	$4,390	$—	$4,390	$—

Activity related to the warranty accrual was as follows (in thousands):

	Year Ended
	September 25, 2021	September 26, 2020	September 28, 2019
Balance at beginning of period	$—	$450	$—
Provision	4,652	—	1,750
Warranty usage	(917)	(450)	(1,300)

Balance at end of period	$3,735	$—	$450